Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Year-end Value of $100
					invested in PASG on
					12/31/2023
			Average Summary	Average Comp.		Net Income
	Summary Comp.	Comp. Actually	Comp. Table Total	Actually Paid to		(Loss)
	Table Total for PEO	Paid to PEO	for Non-PEO NEOs	Non-PEO NEOs	PASG	(in millions)
Year	($) (1)	($) (1)(2)(3)	($) (4)	($) (2)(3)(4)	($) (5)	($) (6)
2025	1,486,763	1,534,600	722,565	618,347	58	(46)
2024	1,636,770	902,529	871,809	660,095	56	(65)

(1)	William Chou, our President & CEO, was the PEO for 2025 and 2024.
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025		2024
	William	Average of	William	Average of
	Chou	Non-PEO NEOs	Chou	Non-PEO NEOs
	($)	($)	($)	($)
Total Compensation from Summary Compensation Table ("SCT")	1,486,763	722,565	1,636,770	871,809
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(473,306)	(278,195)	(646,659)	(256,057)
Year-end fair value of unvested awards granted in the current year	534,016	112,208	153,330	64,296
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,140)	(690)	(279,043)	(37,745)
Fair values at vest date for awards granted and vested in current year	39,365	86,897	55,810	22,057
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(51,098)	(24,438)	(17,679)	(4,265)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—
Total Adjustments for Equity Awards	47,837	(104,218)	(734,241)	(211,714)
Compensation Actually Paid (as calculated)	1,534,600	618,347	902,529	660,095

(3)	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
-	Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.
-	Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
-	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
-	Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
-	Dividend yield represents annual dividend yield on each vest/FYE date.
(4)	The individuals comprising the Company’s non-PEO NEOs for each of the fiscal years ended December 31, 2024 and 2025 consist of Kathleen Borthwick and Edgar Cale.
(5)

Total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2023. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	William Chou, our President & CEO, was the PEO for 2025 and 2024.
(4)	The individuals comprising the Company’s non-PEO NEOs for each of the fiscal years ended December 31, 2024 and 2025 consist of Kathleen Borthwick and Edgar Cale.

PEO Total Compensation Amount	$ 1,486,763	$ 1,636,770
PEO Actually Paid Compensation Amount	$ 1,534,600	902,529
Adjustment To PEO Compensation, Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025		2024
	William	Average of	William	Average of
	Chou	Non-PEO NEOs	Chou	Non-PEO NEOs
	($)	($)	($)	($)
Total Compensation from Summary Compensation Table ("SCT")	1,486,763	722,565	1,636,770	871,809
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(473,306)	(278,195)	(646,659)	(256,057)
Year-end fair value of unvested awards granted in the current year	534,016	112,208	153,330	64,296
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,140)	(690)	(279,043)	(37,745)
Fair values at vest date for awards granted and vested in current year	39,365	86,897	55,810	22,057
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(51,098)	(24,438)	(17,679)	(4,265)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—
Total Adjustments for Equity Awards	47,837	(104,218)	(734,241)	(211,714)
Compensation Actually Paid (as calculated)	1,534,600	618,347	902,529	660,095

Non-PEO NEO Average Total Compensation Amount	$ 722,565	871,809
Non-PEO NEO Average Compensation Actually Paid Amount	$ 618,347	660,095
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025		2024
	William	Average of	William	Average of
	Chou	Non-PEO NEOs	Chou	Non-PEO NEOs
	($)	($)	($)	($)
Total Compensation from Summary Compensation Table ("SCT")	1,486,763	722,565	1,636,770	871,809
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(473,306)	(278,195)	(646,659)	(256,057)
Year-end fair value of unvested awards granted in the current year	534,016	112,208	153,330	64,296
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,140)	(690)	(279,043)	(37,745)
Fair values at vest date for awards granted and vested in current year	39,365	86,897	55,810	22,057
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(51,098)	(24,438)	(17,679)	(4,265)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—
Total Adjustments for Equity Awards	47,837	(104,218)	(734,241)	(211,714)
Compensation Actually Paid (as calculated)	1,534,600	618,347	902,529	660,095

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 58	56
Net Income (Loss)	$ (46,000,000)	(65,000,000)
PEO Name	William Chou
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 47,837	(734,241)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(473,306)	(646,659)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,016	153,330
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,140)	(279,043)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,365	55,810
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,098)	(17,679)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,218)	(211,714)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,195)	(256,057)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,208	64,296
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(690)	(37,745)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,897	22,057
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,438)	$ (4,265)